Segment Disclosure - Schedule of Net System Sales Per Technology (Detail) € in Millions		12 Months Ended
		Dec. 31, 2017 EUR (€) Unit		Dec. 31, 2016 EUR (€) Unit		Dec. 31, 2015 EUR (€) Unit
Segment Reporting Information [Line Items]
Net Sales in EUR		€ 9,052.8		€ 6,794.8		€ 6,287.4
System Sales [Member]
Segment Reporting Information [Line Items]
Net Sales In Units | Unit	[1]	293		212		214
Net Sales in EUR		€ 6,373.7	[2]	€ 4,672.0	[1]	€ 4,310.4	[1]
System Sales [Member] | EUV [Member]
Segment Reporting Information [Line Items]
Net Sales In Units | Unit	[1]	11		4		1
Net Sales in EUR	[1]	€ 1,101.5		€ 324.9		€ 70.5
System Sales [Member] | ArFi [Member]
Segment Reporting Information [Line Items]
Net Sales In Units | Unit	[1]	76		70		67
Net Sales in EUR	[1]	€ 4,017.4		€ 3,518.7		€ 3,238.5
System Sales [Member] | ArF Dry [Member]
Segment Reporting Information [Line Items]
Net Sales In Units | Unit	[1]	14		6		9
Net Sales in EUR	[1]	€ 210.3		€ 116.9		€ 107.5
System Sales [Member] | KrF [Member]
Segment Reporting Information [Line Items]
Net Sales In Units | Unit	[1]	71		57		74
Net Sales in EUR	[1]	€ 683.3		€ 532.7		€ 747.7
System Sales [Member] | I-Line [Member]
Segment Reporting Information [Line Items]
Net Sales In Units | Unit	[1]	26		20		18
Net Sales in EUR	[1]	€ 84.7		€ 78.0		€ 73.0
System Sales [Member] | Metrology and inspection [Member]
Segment Reporting Information [Line Items]
Net Sales In Units | Unit	[1]	95		55		45
Net Sales in EUR	[1]	€ 276.5		€ 100.8		€ 73.2

[1]	As per January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The comparative numbers have been adjusted to reflect this change in accounting policy.
[2]	As per January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The comparative numbers have been adjusted to reflect this change in accounting policy.